UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 16, 2007 to November 15, 2007


Commission File Number of issuing entity: 333-132375-20


              CWHEQ Revolving Home Equity Loan Trust, Series 2007-C
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132375


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       36-4607926, 35-2296514, 32-0202298
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A             [   ]           [   ]           [ x ]
     C             [   ]           [   ]           [ x ]
     EP            [   ]           [   ]           [ x ]
     R1            [   ]           [   ]           [ x ]
     R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On November 15, 2007 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Revolving Home Equity Loan Asset Backed Notes, Series 2007-C.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

        None.

Item 3. Sales of Securities and Use of Proceeds.

        None.

Item 4. Defaults Upon Senior Securities.

        None.

Item 5. Submission of Matters to a Vote of Security Holders.

        None.

Item 6. Significant Obligors of Pool Assets.

        None.

Item 7. Significant Enhancement Provider Information.

        None.

Item 8. Other Information.

        None.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly Statement to Noteholders on November 15, 2007 is filed as
        Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2007-C (Issuing Entity)


Date: November 20, 2007    Countrywide Home Loans, Inc.
                           (Master Servicer)

                    By:    /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                 Title:    Vice President


EXHIBIT INDEX

Exhibit Number    Description

EX-99.1           Monthly Statement to Noteholders